UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2013

Semi-Annual Repor t

Western Asset

Short Duration

Municipal Income

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Short Duration Municipal Income Fund

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Fund name change

Prior to August 1, 2012, the Fund was known as Legg Mason Western Asset Short Duration Municipal Income Fund. There was no change in the Fund’s investment objective as a result of the name change.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Municipal Income Fund for the six-month reporting period ended April 30, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board, President and Chief Executive Officer of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

June 3, 2013

Western Asset Short Duration Municipal Income Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended April 30, 2013 (the “reporting period”), but it did so at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.3% in the second quarter of 2012. Economic growth accelerated to 3.1% in the third quarter, partially due to increased private inventory investment, higher federal government spending and moderating imports. However, economic activity sharply moderated in the fourth quarter, with GDP expanding an anemic 0.4%. This was driven by a reversal of the above factors, as private inventory investment and federal government spending weakened. Economic growth then improved, as the U.S. Department of Commerce’s second estimate for first quarter 2013 GDP growth, released after the reporting period ended, was 2.4%. Accelerating growth was due, in part, to strengthening consumer spending, which rose 3.4% during the first quarter, versus a 1.8% increase during the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.9%. The unemployment rate fluctuated between 7.8% and 7.9% through January 2013. Unemployment then fell to 7.7% in February, 7.6% in March and 7.5% in April, the lowest level since December 2008. In addition, the number of longer-term unemployed has declined in recent months. In February 2013, more than 40% of the people without a job had been out of work for more than six months. This fell to 37.4% in April 2013.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales rose 0.6% on a seasonally adjusted basis in April 2013 versus the previous month and were 9.7% higher than in April 2012. In addition, the NAR reported that the median existing-home price for all housing types was $192,800 in April 2013, up 11.0% from April 2012. This marked the fourteenth consecutive month that home prices rose compared to the same period a year earlier. While the inventory of homes available for sale rose in April to a 5.2 month supply at the current sales pace, it was 13.60% lower than in April 2012.

While manufacturing activity was weak in many international developed countries, it was generally positive in the U.S. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, after expanding the prior two months, the U.S. manufacturing sector modestly contracted in November 2012, with a reading of 49.5 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, manufacturing expanded over the next five months, with the PMI at 50.7 in April 2013. During April, 14 of the 18 industries within the PMI expanded.

IV	Western Asset Short Duration Municipal Income Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its September 2012 meeting, prior to the beginning of the reporting period, the Fed announced a third round of quantitative easing (“QE3”), which involves purchasing $40 billion each month of agency mortgage-backed securities (“MBS”) on an open-end basis. In addition, the Fed further extended the duration that it expects to keep the federal funds rate on hold, until at least mid-2015. At its meeting in December, the Fed announced that it would continue purchasing $40 billion per month of agency MBS, as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2% longer-run goal, and longer-term inflation expectations continue to be well anchored.” As expected, at its meeting that ended on May 1, 2013, after the reporting period ended, the Fed said it would continue its asset purchase program.

Q. Did Treasury yields trend higher or lower during the six months ended April 30, 2013?

A. Both short- and long-term Treasury yields declined during the reporting period. When the period began, the yield on the two-year Treasury was 0.30%, matching its high over the six months ended April 30, 2013. It fell as low as 0.20% on April 29, 2013 and ended the period at 0.22%. The yield on the ten-year Treasury began the period at 1.72%. Ten-year Treasuries hit a low of 1.58% in mid-November 2012 and peaked at 2.07% on March 11, 2013, before ending the period at 1.70%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period given a number of macro issues, including the European sovereign debt crisis, mixed economic data and concerns related to the U.S. “fiscal cliff” and sequestration. However, the majority of spread sectors outperformed equal-durationv Treasuries given generally solid demand from investors looking to generate incremental yield in the low interest rate environment.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the six months ended April 30, 2013. Over that period, the Barclays Municipal Bond Indexvi and the Barclays U.S. Aggregate Indexvii returned 1.78% and 0.91%, respectively. The municipal bond market was supported by generally solid demand, a decline in new issuance, improving tax revenues and low default rates. Additionally, investor sentiment improved as a number of states made progress toward shoring up their financial situation by raising taxes and cutting expenses.

Performance review

For the six months ended April 30, 2013, Class A shares of Western Asset Short Duration Municipal Income Fund, excluding sales charges, returned 0.43%. The Fund’s unmanaged benchmark, the Barclays Three-Year Municipal Bond Indexviii, returned 0.74% for the same period. The

Western Asset Short Duration Municipal Income Fund	V

Lipper Short Municipal Debt Funds Category Average1 returned 0.45% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of April 30, 2013 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration Municipal Income Fund:
Class A	0.43%
Class C	0.25%
Class I	0.49%
Barclays Three-Year Municipal Bond Index	0.74%
Lipper Short Municipal Debt Funds Category Average[1]	0.45%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended April 30, 2013 for Class A, Class C and Class I shares were 0.68%, 0.35% and 0.80%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2013, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 0.65%, 1.01% and 0.51%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

June 3, 2013

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 90 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Western Asset Short Duration Municipal Income Fund

Investment commentary (cont’d)

have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

viii	The Barclays Capital Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2013 and October 31, 2012. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2012 and held for the six months ended April 30, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.43%	$1,000.00	$1,004.30	0.66%	$3.28	Class A	5.00%	$1,000.00	$1,021.52	0.66%	$3.31
Class C	0.25	1,000.00	1,002.50	1.01	5.01	Class C	5.00	1,000.00	1,019.79	1.01	5.06
Class I	0.49	1,000.00	1,004.90	0.53	2.63	Class I	5.00	1,000.00	1,022.17	0.53	2.66

[1]	For the six months ended April 30, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — April 30, 2013

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

Benchmark	— Barclays Three-Year Municipal Bond Index
WA Short Duration	— Western Asset Short Duration Municipal Income Fund

4	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — April 30, 2013

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected sectors benchmark as of the end of the reporting period.

Benchmark	— Barclays Three-Year Municipal Bond Index
WA Short Duration	— Western Asset Short Duration Municipal Income Fund

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 87.6%
Alabama — 0.8%
Alabama State Public School & College Authority	5.000%	5/1/14	$7,500,000	$7,851,300
East Alabama Health Care Authority, Health Care Facilities Revenue	5.000%	9/1/13	500,000	507,975	(a)(b)
Fairfield, AL, IDB, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	6/1/15	11,855,000	12,212,310
Total Alabama				20,571,585
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	760,036	(c)
State Capital Project II	5.000%	6/1/18	200,000	238,526	(c)
State Capital Project II	5.000%	12/1/18	500,000	604,010	(c)
State Capital Project II	5.000%	6/1/19	300,000	364,272	(c)
North Slope Boro, AK, GO	5.000%	6/30/13	1,500,000	1,511,385
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	11,677,800
Total Alaska				15,156,029
Arizona — 0.9%
Arizona State, COP:
Department of Administration, AGM	5.000%	10/1/13	6,000,000	6,116,520
Department of Administration, AGM	5.000%	10/1/14	12,405,000	13,192,594
Phoenix, AZ, Civic Improvement Corp., Water System Revenue	5.000%	7/1/13	2,255,000	2,272,476
Total Arizona				21,581,590
California — 12.2%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	2.000%	7/1/13	275,000	275,644
Episcopal Senior Communities	2.000%	7/1/14	335,000	339,948
Episcopal Senior Communities	3.000%	7/1/15	410,000	427,933
Episcopal Senior Communities	3.000%	7/1/16	800,000	836,904
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,713,706
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	0.920%	10/1/19	5,250,000	5,255,932	(a)(d)
California Health Facilities Financing Authority Revenue, Providence Health & Services System	5.250%	10/1/13	500,000	510,160
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/14	9,250,000	9,689,930
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	7,000,000	7,650,790

See Notes to Financial Statements.

6	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Economic Recovery, GO	5.000%	7/1/14	$10,000,000	$10,539,500	(a)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community — Paradise Valley Estates Project	4.000%	1/1/16	1,040,000	1,123,429
Northern California Retired Officers Community — Paradise Valley Estates Project	3.000%	1/1/17	480,000	510,494
Northern California Retired Officers Community — Paradise Valley Estates Project	4.000%	1/1/18	1,290,000	1,434,029
California State PCFA, Solid Waste Disposal Revenue, Republic Services Inc.	0.600%	8/1/13	91,405,000	91,405,000	(a)(c)(d)(e)
California State Public Works Board, Lease Revenue, Judicial Council Projects	3.000%	3/1/18	3,190,000	3,442,935
California State, GO	4.000%	9/1/17	1,500,000	1,696,920
California State, GO	5.000%	9/1/17	5,000,000	5,868,150
California State, GO, Various Purpose	5.000%	10/1/18	10,000,000	12,043,200
California Statewide CDA Revenue:
FHA, Methodist Hospital Project	5.500%	8/1/13	2,180,000	2,204,394
FHA, Methodist Hospital Project	5.500%	2/1/14	1,785,000	1,839,103
Kaiser Permanente	5.000%	5/1/17	11,565,000	13,441,074	(a)
Proposition 1A Receivables Program	5.000%	6/15/13	20,000,000	20,112,600
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	817,350
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,124,150
Contra Costa, CA, Water District Revenue	5.000%	10/1/15	14,115,000	15,628,128
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	5,274,020
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	10,282,500
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,141,821
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,583,334
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	2,126,821
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,986,429
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,806,900	(e)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,583,450	(e)
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/15	1,575,000	1,624,802
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,687,156
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,481,833

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	7

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/13	$800,000	$805,712
Procter & Gamble Project	5.000%	7/1/14	650,000	679,159
Procter & Gamble Project	5.000%	7/1/15	875,000	955,159
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,127,480
Sacramento, CA, USD, COP, AGM	3.220%	3/1/14	8,410,000	8,429,175	(a)(d)
San Bernardino County, CA, COP, Arrowhead Project	5.000%	8/1/14	5,000,000	5,160,750
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/13	4,220,000	4,227,343
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/14	2,000,000	2,097,760
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,689,838
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/13	6,005,000	6,116,742
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	5,000,000	5,275,345
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	4,890,000	5,444,605
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	10,000,000	11,658,100
Total California				301,177,637
Colorado — 1.7%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	11/12/13	7,000,000	7,178,080	(a)
Catholic Health Initiatives	5.250%	11/12/13	1,550,000	1,591,463	(a)
Catholic Health Initiatives	5.250%	11/12/13	450,000	461,772	(a)(b)
Catholic Health Initiatives	5.000%	11/11/14	5,000,000	5,361,400	(a)
Evangelical Lutheran Good Samaritan Society	5.000%	12/1/14	10,000,000	10,559,700	(a)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	2,108,722
Stapleton	5.000%	12/1/17	4,000,000	4,655,640
Stapleton	5.000%	12/1/18	5,265,000	6,222,703
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,064,790
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,104,750
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,133,240
Total Colorado				41,442,260

See Notes to Financial Statements.

8	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 2.5%
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/16	$1,195,000	$1,368,060
Connecticut State University	5.000%	11/1/17	1,260,000	1,482,176
Connecticut State, GO	0.750%	4/15/16	4,300,000	4,336,421	(d)
Connecticut State, GO	0.650%	9/15/16	2,000,000	2,009,980	(d)
Connecticut State, GO	0.900%	4/15/17	4,000,000	4,051,120	(d)
Connecticut State, GO	0.740%	9/15/17	5,000,000	5,027,750	(d)
Connecticut State, GO	0.870%	9/15/17	3,000,000	3,023,820	(a)(d)
Connecticut State, GO, SIFMA Index	0.640%	3/1/18	2,500,000	2,500,000	(d)
Connecticut State, Resources Recovery Authority Revenue:
Covanta Southeastern Connecticut Co.	4.000%	11/15/13	1,235,000	1,255,723	(e)
Covanta Southeastern Connecticut Co.	4.000%	11/15/14	1,755,000	1,828,605	(e)
Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,843,956	(e)
Connecticut, State Development Authority, PCR, Connecticut Light & Power Co. Project	1.250%	9/3/13	30,000,000	30,095,700	(a)
West Haven, CT, GO:
AGM	3.000%	8/1/15	500,000	515,030
AGM	5.000%	8/1/16	1,095,000	1,205,288
Total Connecticut				61,543,629
District of Columbia — 0.2%
District of Columbia Housing Finance Agency, MFH Revenue, WDC I Limited Partnership Development, LOC-SunTrust Bank	0.330%	12/1/32	4,095,000	4,095,000	(d)(e)
Florida — 6.8%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,224,020
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,546,415
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/15	10,000,000	10,885,400
Senior Secured High Risk Notes	5.000%	6/1/13	25,000,000	25,093,750
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/14	640,000	665,261
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,184,209
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,123,290
Escambia County, FL, PCR Revenue, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,255,143	(a)
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	20,380,000	22,399,862

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	9

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Municipal Power Agency Revenue, All Requirements Power	5.000%	10/1/13	$3,850,000	$3,923,150
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,261,860
JEA, FL, Electric System Revenue	5.000%	10/1/14	5,000,000	5,209,400
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,320,913
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/15	3,125,000	3,360,188	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	1,750,000	1,984,168	(e)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,117,200	(e)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	900,000	1,044,360
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,776,975
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Assured Guaranty	2.000%	7/1/13	4,135,000	4,145,958
Assured Guaranty	3.000%	7/1/14	3,620,000	3,716,942
Assured Guaranty	3.000%	7/1/14	1,695,000	1,748,409	(f)
Assured Guaranty	3.000%	7/1/15	2,120,000	2,220,191
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,787,227
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	27,747,000	(a)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,316,240
Miami-Dade County, FL, Special Obligation:
Capital Asset Acquisition, AGM	4.000%	4/1/14	1,205,000	1,241,945
Capital Asset Acquisition, AGM	4.000%	4/1/15	1,225,000	1,299,676
Okeechobee County, FL, Solid Waste Revenue, Disposal Waste Management Landfill	0.650%	7/1/13	2,000,000	2,000,600	(a)(d)
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	16,587,563
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/13	1,370,000	1,389,947
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/14	1,990,000	2,081,142
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/15	1,445,000	1,499,592	(c)
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,540,000	1,602,447	(c)
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,610,000	1,664,434	(c)
Total Florida				167,424,877

See Notes to Financial Statements.

10	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — 2.6%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	$1,010,000	$1,202,890	(c)
Burke County, GA, Development Authority Revenue:
Georgia Transmission Corp. Vogtle Project	1.250%	5/1/15	15,000,000	15,163,050	(a)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	7,000,000	7,071,260	(a)(d)
Burke County, GA, Development Authority, PCR Revenue:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	15,000,000	15,225,900	(a)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	19,200,000	19,642,176	(a)
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/13	1,400,000	1,427,188
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,587,050
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	3,262,737
Total Georgia				65,582,251
Hawaii — 0.1%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.000%	11/15/14	1,000,000	1,037,290
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,455,457
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	458,944
Total Hawaii				2,951,691
Illinois — 3.9%
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,387,783
Illinois EFA Revenues, University of Chicago	3.375%	2/3/14	8,000,000	8,188,080	(a)
Illinois Finance Authority Revenue, Northwestern Memorial Hospital	5.000%	8/15/13	3,250,000	3,291,340
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,217,200	(a)
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	12,000,000	12,229,200	(a)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	4,000,000	4,650,600	(a)
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	5,000,000	5,785,900
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,628,720
Illinois State, GO	5.000%	1/1/15	45,000,000	47,988,450
Total Illinois				95,367,273

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	11

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 3.1%
Indiana Finance Authority Water Utility Revenue, Citizens Energy	3.000%	10/1/14	$4,000,000	$4,133,520
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,974,463
Indiana Health Facility Financing Authority Revenue	5.000%	8/1/13	5,330,000	5,391,828	(a)
Indiana Health Facility Financing Authority Revenue:
Ascencion Health	5.000%	7/28/16	4,000,000	4,502,720	(a)
Ascension Health	4.000%	6/1/16	21,000,000	22,877,820	(a)
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project	5.000%	1/1/19	10,000,000	11,128,600	(e)
Jasper County, IN, PCR, Northern Indiana Public Service, NATL	5.200%	6/1/13	1,000,000	1,003,300
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	4.250%	1/1/14	1,255,000	1,273,674
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	15,260,000	15,605,944	(a)
Total Indiana				76,891,869
Kentucky — 0.3%
Kentucky State Property & Building Commission, EDR	5.000%	5/1/14	2,035,000	2,130,116
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	3,800,000	4,220,394
Russell, KY, Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/15	300,000	321,117
Total Kentucky				6,671,627
Louisiana — 0.2%
Louisiana Local Government Environmental Facilities & CDA:
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/13	1,750,000	1,776,145
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/14	1,500,000	1,574,820
Louisiana Stadium & Exposition District	5.000%	7/1/18	350,000	412,902
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	3.500%	6/1/13	730,000	731,657
Total Louisiana				4,495,524
Maryland — 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,253,658	(e)
Massachusetts — 3.2%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/14	915,000	947,464

See Notes to Financial Statements.

12	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Avon Associates LLC Project, AGM	4.000%	4/1/16	$970,000	$1,027,977
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,096,317
Boston University	0.800%	3/30/17	7,000,000	7,000,000	(a)(d)
Massachusetts State Port Authority Revenue	5.000%	7/1/13	2,500,000	2,518,100	(e)
Massachusetts State Port Authority Revenue	5.000%	7/1/14	5,000,000	5,251,750	(e)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,307,261	(e)
Massachusetts State, GO	0.470%	2/1/14	21,500,000	21,513,330	(d)
Massachusetts State, GO:
Consol Loan	0.560%	1/1/17	20,000,000	20,056,000	(d)
Consolidated Loan	0.600%	9/1/14	15,000,000	15,047,400	(d)
Total Massachusetts				78,765,599
Michigan — 4.0%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/15	1,275,000	1,382,075
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,217,880
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,845,325
Michigan Finance Authority Revenue, Detroit School District	5.000%	6/1/16	23,000,000	24,780,430
Michigan State Building Authority Revenue:
Facilities Program	3.000%	10/15/13	2,430,000	2,460,375
Facilities Program	4.000%	10/15/14	2,915,000	3,068,737
Facilities Program	4.000%	10/15/15	2,030,000	2,193,983
Michigan State Finance Authority Revenue:
Hospital Oakwood Obligated Group	3.000%	11/1/15	3,795,000	3,946,193
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,419,626
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	5,048,650
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co.	5.250%	8/1/14	11,000,000	11,621,720	(a)
River Rouge, MI, School District, GO	5.000%	5/1/16	1,160,000	1,284,572
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/14	2,810,000	3,001,080	(e)
Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	30,632,626	(e)
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/14	2,100,000	2,148,300
Total Michigan				99,051,572
Minnesota — 0.2%
Minnesota Agricultural & Economic Development Board Revenue:
Essentia Health Care	4.000%	2/15/14	3,460,000	3,536,362

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	13

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Essentia Health Care	5.000%	2/15/15	$1,340,000	$1,433,492
Total Minnesota				4,969,854
Mississippi — 0.0%
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,190,900
Missouri — 0.0%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.000%	8/1/13	500,000	504,935
Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project	4.900%	7/1/13	700,000	703,444	(a)(e)
Total Missouri				1,208,379
Nebraska — 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,536,972
Nevada — 0.1%
Clark County, NV, Refunding Bond Bank, GO, AMBAC	5.000%	11/1/13	1,400,000	1,433,124	(f)
New Jersey — 7.3%
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,898,120
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,142,440
Hudson County, NJ, Improvement Authority Revenue, BAN	1.500%	8/7/13	7,500,000	7,520,850
Lenape, NJ, Regioinal High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,135,010
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,125,680	(c)
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,143,530	(c)
New Jersey EDA Revenue:
School Facilities	4.000%	9/1/14	4,000,000	4,188,280
School Facilities	5.000%	9/1/15	3,000,000	3,310,530
School Facilities	5.000%	9/1/16	4,605,000	5,253,522
School Facilities Construction	5.000%	12/15/13	2,000,000	2,058,740	(f)
School Facilities Construction	5.000%	12/15/14	2,000,000	2,146,400
New Jersey Health Care Facilities Financing Authority Revenue:
Catholic Health East	5.000%	11/15/13	2,325,000	2,381,288
Catholic Health East	5.000%	11/15/14	4,710,000	5,026,559
New Jersey State EDA Revenue	5.000%	6/15/13	3,000,000	3,016,050
New Jersey State EDA Revenue	5.000%	6/15/14	4,000,000	4,185,440
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,577,850

See Notes to Financial Statements.

14	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA Revenue	5.000%	6/15/17	$6,000,000	$6,858,480
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	4,000,000	4,117,720	(e)
School Facilities Construction	5.000%	3/1/19	10,000,000	11,921,300
New Jersey State EFA Revenue:
Rider University	5.000%	7/1/17	1,000,000	1,136,320
University of Medicine & Dentistry of New Jersey	6.000%	12/1/14	5,000,000	5,370,650
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/13	4,725,000	4,840,243
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	4,931,505
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	4.000%	6/15/18	5,000,000	5,668,800
New Jersey State Transportation Trust Fund Authority, Transportation Systems, FGIC	5.250%	12/15/13	5,000,000	5,158,050
New Jersey State Turnpike Authority Revenue	0.970%	12/22/14	32,500,000	32,572,475	(a)(d)(g)
New Jersey State Turnpike Authority Revenue	1.000%	1/1/16	32,500,000	32,500,650	(a)(c)(d)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/18	460,000	542,207
Newark, NJ, GO:
Qualified General Improvement	5.000%	7/15/18	4,000,000	4,697,720
TAN	1.500%	2/20/14	5,100,000	5,115,453
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	705,237
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	856,212
Trenton, NJ, GO	4.000%	7/15/17	1,750,000	1,953,893
Trenton, NJ, GO	4.000%	7/15/18	1,370,000	1,545,812
Total New Jersey				181,603,016
New Mexico — 0.2%
Farmington, NM, PCR, Arizona Public Service Co.	2.875%	10/10/13	4,000,000	4,027,640	(a)(e)
New York — 8.2%
Babylon, NY, Industrial Development Agency Resource Recovery Revenue:
Covanta Babylon Inc.	5.000%	1/1/14	2,500,000	2,550,275
Covanta Babylon Inc.	5.000%	1/1/15	4,295,000	4,490,680
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	942,119
YMCA of Greater New York Project	5.000%	8/1/17	660,000	755,806

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	15

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	$1,000,000	$1,214,890
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	697,476
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	756,463
MTA, NY, Revenue	5.000%	11/15/13	5,000,000	5,120,500	(a)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/15	480,000	510,173
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,386,675
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,478,605
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,078,500
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	790,367
New York City, NY, Health & Hospital Corp. Revenue, Health System	5.000%	2/15/15	4,000,000	4,322,880
New York City, NY, Industrial Development Agency, Airport Facilities Revenue:
Transportation Infrastructure Properties LLC	5.000%	7/1/13	1,000,000	1,005,620	(e)
Transportation Infrastructure Properties LLC	5.000%	7/1/14	1,750,000	1,810,532	(e)
Transportation Infrastructure Properties LLC	5.000%	7/1/15	2,000,000	2,116,620	(e)
Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,743,586	(e)
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	11/1/13	3,170,000	3,245,478
Future Tax Secured	5.000%	11/1/13	830,000	849,721	(f)
Future Tax Secured	5.000%	11/1/14	20,935,000	22,404,428
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/14	3,000,000	3,100,020
New York City, NY, Trust for Cultural Resources Revenue, Juilliard School	2.100%	7/1/15	4,000,000	4,142,640	(a)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Interagency Council Pooled Loan Program	4.000%	7/1/16	1,085,000	1,176,476
New York State Energy Research & Development Authority, PCR, New York State Electric & Gas Corp.	2.125%	3/15/15	14,000,000	14,269,500
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	0.550%	7/1/13	3,250,000	3,250,455	(a)
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	35,900,370
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	3.000%	7/1/15	1,115,000	1,167,695
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,114,310

See Notes to Financial Statements.

16	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Mount St. Mary College	4.000%	7/1/17	$1,060,000	$1,175,094
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,244,954
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	4,290,000	4,333,329
Suffolk County, NY, GO, TAN	2.000%	8/14/13	50,000,000	50,229,500
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/14	20,000,000	21,408,200	(a)
Total New York				202,783,937
North Carolina — 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	0.960%	12/1/17	5,000,000	5,007,900	(a)(d)
North Dakota — 0.1%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,105,630	(a)(e)
Ohio — 3.3%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,552,041
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,178,210
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,637,514
Montgomery County, OH, Revenue, Miami Valley Hospital	5.250%	11/15/14	2,650,000	2,804,230	(a)
Ohio State Air Quality Development Authority Revenue:
Columbus Southern Power Co.	3.875%	6/1/14	5,000,000	5,145,500	(a)
FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	18,257,400	(a)
Pollution Control, FirstEnergy Nuclear Generation Corp.	3.750%	12/1/14	20,995,000	21,758,798	(a)
U.S. Steel Corp. Project	5.375%	11/1/15	9,660,000	9,983,900
Ohio State Higher Educational Facility Commission Revenue, Oberlin College	5.000%	10/1/14	3,000,000	3,184,740
Ohio State Hospital Revenue, University Hospitals Health System Inc.	5.000%	1/15/17	1,360,000	1,538,010
Ohio State University Revenue	5.000%	12/1/14	6,605,000	7,093,242
Ohio State University Revenue	5.000%	12/1/14	395,000	424,068	(f)
Ohio State Water Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	3,150,000	3,188,839	(a)
Waste Management Inc. Project	0.600%	7/1/13	2,000,000	2,000,120	(a)
Total Ohio				80,746,612

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	17

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.1%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	$1,545,000	$1,713,745
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,713,180
Total Oklahoma				3,426,925
Oregon — 0.5%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.000%	7/15/14	5,000,000	5,221,300	(a)
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	1.500%	10/1/13	950,000	952,955
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,067,578
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,162,608
Oregon State Department of Administrative Services, Lottery Revenue	5.000%	4/1/14	2,000,000	2,086,960
Oregon State Facilities Authority Revenue, Legacy Health System	5.000%	3/15/14	750,000	776,010
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,120,490
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,154,140
Total Oregon				13,542,041
Pennsylvania — 7.3%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,171,550
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	596,065
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	9,007,185
Beaver County, PA, IDA Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	11,208,064
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,373,300	(a)
Delaware River Port Authority, PA, Revenue:
Port District Project	4.000%	1/1/15	1,000,000	1,045,120
Port District Project	5.000%	1/1/16	1,215,000	1,327,266
Port District Project	5.000%	1/1/17	2,100,000	2,345,868
Port District Project	5.000%	1/1/18	1,235,000	1,404,504
Port District Project	5.000%	1/1/19	3,490,000	4,031,683
Montgomery County, PA, Higher Education & Health Authority Hospital Revenue:
Abington Memorial Hospital	5.000%	6/1/13	2,000,000	2,007,060
Abington Memorial Hospital	5.000%	6/1/14	2,670,000	2,792,152

See Notes to Financial Statements.

18	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	$25,250,000	$26,254,445	(a)
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program	5.000%	6/15/13	10,000,000	10,056,800
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/15	500,000	543,975	(e)
Amtrak Project	5.000%	11/1/16	325,000	362,525	(e)
Amtrak Project	5.000%	11/1/17	1,920,000	2,189,472	(e)
Amtrak Project	3.000%	11/1/18	750,000	790,043	(e)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,612,960
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	8,862,825
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,650,480
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,273,183
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	788,032
Delware Valley College of Science & Agriculture	3.000%	11/1/15	675,000	692,010
Delware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,097,547
Shippensburg University Student Services Inc.	4.000%	10/1/16	300,000	318,360
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	283,791
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	601,082
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.050%	4/1/15	1,250,000	1,251,175	(e)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	1,003,010	(e)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	626,581	(e)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,001,860	(e)
Pennsylvania State IDA, Economic Development	5.000%	7/1/17	3,630,000	4,197,805
Pennsylvania State Turnpike Commission Revenue:
SIFMA	0.820%	12/1/17	14,000,000	14,008,260	(d)
SIFMA	0.900%	12/1/18	9,750,000	9,757,117	(d)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/15	1,000,000	1,055,710
Temple University Health System	5.000%	7/1/16	1,000,000	1,073,920
Temple University Health System	5.000%	7/1/17	1,000,000	1,086,630

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	19

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, School District, GO	5.000%	9/1/14	$10,000,000	$10,554,900
St. Mary Hospital Authority, PA, Health System Revenue:
Catholic Health East	5.000%	11/15/13	3,100,000	3,175,051
Catholic Health East	4.000%	11/15/14	4,330,000	4,555,030
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,742,572	(e)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	5,040,000	5,496,170
AGM	5.000%	11/1/17	4,875,000	5,616,195
University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project	5.500%	9/15/13	2,800,000	2,852,668	(a)
Total Pennsylvania				180,742,001
Puerto Rico — 0.6%
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/17	5,000,000	5,418,300
Puerto Rico Electric Power Authority, Power Revenue	5.500%	7/1/17	2,780,000	3,026,002
Puerto Rico Electric Power Authority, Power Revenue	5.500%	7/1/18	2,015,000	2,214,666
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue:
Ana G. Mendez University System Project	4.000%	4/1/14	1,000,000	1,019,780
Ana G. Mendez University System Project	5.000%	4/1/15	3,060,000	3,193,661
Total Puerto Rico				14,872,409
South Carolina — 1.0%
Piedmont Municipal Power Agency, SC, Electric Revenue	5.000%	1/1/15	2,000,000	2,132,120
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.000%	11/1/15	500,000	535,455
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	563,105
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,752,600
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	9,198,000
Santee Cooper Project	5.000%	12/1/17	8,000,000	9,483,520
Total South Carolina				23,664,800
Tennessee — 1.8%
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	27,823,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,526,080
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,557,300
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	2/1/16	5,145,000	5,604,037
Total Tennessee				45,510,417

See Notes to Financial Statements.

20	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — 9.5%
Central Texas Regional Mobility Authority Revenue:
Senior Lien	3.000%	1/1/14	$100,000	$101,454	(c)
Senior Lien	4.000%	1/1/15	250,000	262,493	(c)
Senior Lien	5.000%	1/1/16	250,000	275,080	(c)
Senior Lien	5.000%	1/1/18	1,000,000	1,149,680	(c)
Senior Lien	5.000%	1/1/19	500,000	582,225	(c)
Clifton, TX, Higher Education Finance Corp., Education Revenue, Uplift Education	1.950%	12/1/15	250,000	250,940
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/13	4,000,000	4,092,400
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/14	3,500,000	3,685,395
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/14	2,500,000	2,669,625
Gulf Coast Waste Disposal Authority, TX, Environmental Facilities Revenue, BP Products North America Project	2.300%	9/3/13	25,550,000	25,711,476	(a)
Gulf Coast, TX, Waste Disposal Authority, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,173,550
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.420%	6/1/14	2,100,000	2,100,042	(d)
Memorial Hermann Healthcare System	0.520%	6/1/15	1,700,000	1,700,034	(d)
Memorial Hermann Healthcare System	0.620%	6/1/16	2,000,000	2,000,000	(d)
Memorial Hermann Healthcare System	0.720%	6/1/17	3,600,000	3,600,000	(d)
Methodist Hospital System	5.000%	6/1/13	5,000,000	5,016,750	(a)
Methodist Hospital System	5.250%	12/1/13	500,000	514,275
Harris County, TX, Revenue:
Toll Road	0.650%	8/15/15	3,715,000	3,721,724	(d)
Toll Road	0.750%	8/15/16	1,600,000	1,605,168	(d)
Toll Road	0.860%	8/15/16	10,000,000	10,014,300	(a)(d)
Toll Road	0.850%	8/15/17	5,500,000	5,520,625	(d)
Toll Road	0.970%	8/15/18	4,500,000	4,518,225	(d)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,767,946	(e)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	11,507,000	(e)
Katy, TX, ISD, GO, PSFG	5.000%	8/15/17	3,475,000	4,070,685	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/15	2,000,000	2,150,860	(e)
Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,569,665	(e)
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	9,890,000	10,371,346
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	110,000	115,401	(f)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	21

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services Inc. Project	0.600%	8/1/13	$4,700,000	$4,700,000	(a)(d)(e)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	45,930,000	50,923,050
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/15	2,700,000	2,967,894
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	3,265,000	3,585,852
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,449,960
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	22,336,400
Texas State Transportation Commission Turnpike System Revenue	1.250%	2/15/15	18,000,000	18,143,100	(a)
Total Texas				235,924,620
U.S. Virgin Islands — 0.6%
Virgin Islands Public Finance Authority Revenue:
Senior Lien	5.000%	10/1/13	3,250,000	3,305,900
Senior Lien	5.000%	10/1/14	3,000,000	3,174,240
Subordinated Lien	5.000%	10/1/13	3,765,000	3,829,758
Subordinated Lien	5.000%	10/1/14	3,250,000	3,438,760
Total U.S. Virgin Islands				13,748,658
Utah — 1.1%
Nebo, UT, School District, GO:
School Board Guaranty	2.000%	7/1/16	1,245,000	1,278,017
School Board Guaranty	2.000%	7/1/17	1,000,000	1,023,490
School Board Guaranty	2.000%	7/1/18	2,100,000	2,141,601
School Board Guaranty	2.000%	7/1/19	2,195,000	2,226,674
Utah County, UT, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	11/1/15	10,000,000	10,335,300
Utah State, GO	4.000%	7/1/13	10,000,000	10,062,000
Total Utah				27,067,082
Virginia — 1.2%
Henrico County, VA, EDA Revenue, Bon Secours Health System Inc.	4.000%	11/1/16	700,000	762,860
Virginia State Public School Authority, School Financing	5.000%	8/1/14	15,000,000	15,882,750
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	10,000,000	10,345,400	(a)

See Notes to Financial Statements.

22	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
York County, VA, EDA, PCR, Virginia Electric & Power Co.	4.050%	5/1/14	$3,500,000	$3,613,155	(a)
Total Virginia				30,604,165
Washington — 0.4%
Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue	5.250%	7/1/14	6,000,000	6,307,920	(e)
Washington State Health Care Facilities Authority Revenue:
PeaceHealth	5.000%	11/1/13	1,000,000	1,022,800
PeaceHealth	5.000%	11/1/14	1,550,000	1,645,077
Total Washington				8,975,797
West Virginia — 0.2%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,081,540	(a)(e)
Wisconsin — 0.3%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/14	805,000	860,931	(e)
Wisconsin HEFA, Health Care Facilities Revenue, Luther Hospital	4.000%	11/15/13	1,075,000	1,095,887
Wisconsin State Petroleum Inspection Fee Revenue	5.000%	7/1/14	3,750,000	3,955,463
Wisconsin State Transportation Revenue	4.000%	7/1/17	1,500,000	1,699,995
Total Wisconsin				7,612,276
Total Investments before Short-Term Investments (Cost — $2,129,467,658)				2,167,410,366
Short-Term Investments — 13.9%
California — 0.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Acacia Creek at Union Project, SPA-Bank of America N.A.	0.250%	7/1/38	6,800,000	6,800,000	(h)(i)
California State PCFA, Solid Waste Disposal Revenue, Zerep Management Corp. Project, LOC-Comerica Bank	0.280%	10/1/36	2,805,000	2,805,000	(e)(h)(i)
California Statewide CDA, A&B Die Casting Corp., LOC-Bank of America N.A.	0.880%	4/1/23	500,000	500,000	(e)(h)(i)
Total California				10,105,000
Florida — 0.3%
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.360%	9/1/26	1,300,000	1,300,000	(h)(i)
Orlando & Orange County, FL, Expressway Authority Revenue, LOC-SunTrust Bank	0.260%	7/1/40	100,000	100,000	(h)(i)
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.360%	12/1/23	5,000,000	5,000,000	(h)(i)
Total Florida				6,400,000

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	23

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — 0.4%
Habersham County, GA, Development Authority, IDR, SteelCell of North America Inc., LOC-Bank of America N.A.	0.360%	9/1/29	$5,670,000	$5,670,000	(h)(i)
Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC-Bank of America N.A.	0.380%	2/1/29	3,600,000	3,600,000	(e)(h)(i)
Total Georgia				9,270,000
Illinois — 0.1%
Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.410%	12/1/28	1,630,000	1,630,000	(e)(h)(i)
Indiana — 0.1%
Indiana Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing, LOC-LaSalle Bank N.A.	0.360%	12/1/27	3,200,000	3,200,000	(e)(h)(i)
Iowa — 0.1%
Iowa Finance Authority, IDR, PowerFilm Inc. Project, LOC-Bank of America N.A.	0.360%	6/1/28	1,670,000	1,670,000	(e)(h)(i)
Massachusetts — 0.1%
Massachusetts State DFA Revenue, Wentworth Institute of Technology, LOC-JPMorgan Chase	0.230%	10/1/33	475,000	475,000	(h)(i)
Massachusetts State HEFA Revenue:
Hillcrest Extended Care A, LOC-Bank of America N.A.	0.270%	10/1/26	600,000	600,000	(h)(i)
Partners Healthcare Systems, SPA-Bank of America	0.130%	7/1/40	1,000,000	1,000,000	(h)(i)
Total Massachusetts				2,075,000
Michigan — 0.1%
Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.360%	12/1/27	2,755,000	2,755,000	(e)(h)(i)
Mississippi — 0.0%
Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.	0.360%	11/1/25	510,000	510,000	(e)(h)(i)
New Hampshire — 0.6%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	1.030%	11/1/20	14,000,000	14,000,000	(e)(h)(i)
New Jersey — 0.0%
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.400%	11/1/33	1,000,000	1,000,000	(h)(i)
New York — 5.0%
New York City, NY, GO, SPA-Dexia Credit Local	0.350%	8/1/28	3,300,000	3,300,000	(h)(i)

See Notes to Financial Statements.

24	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.350%	6/15/33	$59,185,000	$59,185,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.350%	8/1/22	30,400,000	30,400,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.350%	11/1/22	31,385,000	31,385,000	(h)(i)
Total New York				124,270,000
North Carolina — 4.9%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.400%	1/15/42	38,000,000	38,000,000	(h)(i)
AGM, SPA-Dexia Credit Local	0.400%	1/15/43	46,000,000	46,000,000	(h)(i)
AGM, SPA-Dexia Credit Local	0.400%	1/15/44	38,000,000	38,000,000	(h)(i)
Total North Carolina				122,000,000
Oklahoma — 0.9%
Oklahoma Development Finance Authority, Health System Revenue, Integris Baptist Medical Center, SPA-JPMorgan Chase	0.370%	8/15/35	21,600,000	21,600,000	(h)(i)
Oregon — 0.0%
Oregon State Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.240%	7/1/36	800,000	800,000	(e)(h)(i)
Pennsylvania — 0.0%
Delaware County Authority, PA:
Dunwoody Village Inc., LOC-Citizens Bank of PA	0.250%	4/1/30	800,000	800,000	(h)(i)
White Horse Village Inc. Project, LOC-Citizens Bank N.A.	0.250%	7/1/36	200,000	200,000	(h)(i)
Total Pennsylvania				1,000,000
Tennessee — 0.7%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Methodist Le Bonheur Healthcare, AGM, SPA-U.S. Bank N.A.	0.420%	6/1/42	18,000,000	18,000,000	(h)(i)
Texas — 0.2%
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.360%	1/1/17	4,700,000	4,700,000	(h)(i)
Total Short-Term Investments (Cost — $344,985,000)				344,985,000
Total Investments — 101.5% (Cost — $2,474,452,658#)				2,512,395,366
Liabilities in Excess of Other Assets — (1.5)%				(36,938,726)
Total Net Assets — 100.0%				$2,475,456,640

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	25

Western Asset Short Duration Municipal Income Fund

(a)	Maturity date shown represents the mandatory tender date.

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Security is purchased on a when-issued basis.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Financial Statements.

26	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2013

Western Asset Short Duration Municipal Income Fund

Summary of Investments by Industry*
Industrial revenue	15.5%
Transportation	14.6
Health care	8.1
Education	6.9
Solid waste/Resource recovery	6.7
State general obligation	6.6
Special tax obligation	6.0
Power	5.8
Local general obligation	5.6
Other	3.7
Leasing	3.4
Water & Sewer	2.4
Pre-refunded/Escrowed to maturity	0.7
Housing	0.3
Short-term investments	13.7
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2013 and are subject to change.

Ratings table†
Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	4.5%
AA/Aa	27.1
A	36.4
BBB/Baa	12.8
BB/Ba	1.4
B/B	0.2
A-1/VMIG1	13.2
NR	4.4
100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

April 30, 2013

Assets:
Investments, at value (Cost — $2,474,452,658)	$2,512,395,366
Cash	17,234
Interest receivable	23,645,989
Receivable for Fund shares sold	18,435,448
Receivable for securities sold	685,000
Prepaid expenses	186,180
Total Assets	2,555,365,217

Liabilities:
Payable for securities purchased	64,941,909
Payable for Fund shares repurchased	12,858,698
Investment management fee payable	921,080
Service and/or distribution fees payable	742,345
Distributions payable	150,524
Accrued expenses	294,021
Total Liabilities	79,908,577
Total Net Assets	$2,475,456,640

Net Assets:
Par value (Note 7)	$4,773
Paid-in capital in excess of par value	2,444,495,390
Undistributed net investment income	23,877
Accumulated net realized loss on investments	(7,010,108)
Net unrealized appreciation on investments	37,942,708
Total Net Assets	$2,475,456,640

Shares Outstanding:
Class A	105,808,820
Class C	314,438,030
Class I	57,073,781

Net Asset Value:
Class A (and redemption price)	$5.19
Class C*	$5.19
Class I (and redemption price)	$5.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.31

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges (See Note 2).

See Notes to Financial Statements.

28	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2013

Investment Income:
Interest	$22,563,018

Expenses:
Investment management fee (Note 2)	5,338,549
Service and/or distribution fees (Notes 2 and 5)	4,312,694
Transfer agent fees (Note 5)	330,389
Registration fees	121,554
Legal fees	88,813
Fund accounting fees	85,590
Audit and tax	25,597
Insurance	21,175
Shareholder reports	19,372
Trustees’ fees	16,980
Custody fees	6,236
Miscellaneous expenses	5,629
Total Expenses	10,372,578
Net Investment Income	12,190,440

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss from Investments Transactions	(1,145,761)
Change in Net Unrealized Appreciation (Depreciation) from Investments	(4,517,583)
Net Loss on Investments	(5,663,344)
Increase in Net Assets from Operations	$6,527,096

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended April 30, 2013 (unaudited) and the Year Ended October 31, 2012	2013	2012

Operations:
Net investment income	$12,190,440	$24,995,471
Net realized loss	(1,145,761)	(330,269)
Change in net unrealized appreciation (depreciation)	(4,517,583)	11,573,864
Increase in Net Assets From Operations	6,527,096	36,239,066

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(12,190,440)	(24,984,996)
Decrease in Net Assets From Distributions to Shareholders	(12,190,440)	(24,984,996)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,096,923,122	1,461,339,625
Reinvestment of distributions	11,201,847	22,868,096
Cost of shares repurchased	(833,267,791)	(903,483,052)
Increase in Net Assets From Fund Share Transactions	274,857,178	580,724,669
Increase in Net Assets	269,193,834	591,978,739

Net Assets:
Beginning of period	2,206,262,806	1,614,284,067
End of period*	$2,475,456,640	$2,206,262,806
* Includes undistributed net investment income of:	$23,877	$23,877

See Notes to Financial Statements.

30	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$5.20	$5.16	$5.16	$5.08	$4.90	$4.91

Income (loss) from operations:
Net investment income	0.03	0.08	0.10	0.09	0.11	0.15
Net realized and unrealized gain (loss)	(0.01)	0.04	(0.00) [3]	0.08	0.19	(0.01)
Total income from operations	0.02	0.12	0.10	0.17	0.30	0.14

Less distributions from:
Net investment income	(0.03)	(0.08)	(0.10)	(0.09)	(0.12)	(0.15)
Total distributions	(0.03)	(0.08)	(0.10)	(0.09)	(0.12)	(0.15)

Net asset value, end of period	$5.19	$5.20	$5.16	$5.16	$5.08	$4.90
Total return[4]	0.43%	2.35%	1.90%	3.31%	6.21%	2.91%

Net assets, end of period (000s)	$548,806	$508,851	$413,831	$352,911	$241,364	$35,323

Ratios to average net assets:
Gross expenses	0.66%[5]	0.65%	0.65%	0.66%	0.66%	1.08%
Net expenses[6,7]	0.66 [5]	0.65	0.65	0.66	0.66	0.75 [8]
Net investment income	1.25 [5]	1.55	1.89	1.69	2.16	3.07

Portfolio turnover rate	10%	10%	21%	15%	12%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2013 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	31

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$5.20	$5.16	$5.16	$5.08	$4.90	$4.91

Income (loss) from operations:
Net investment income	0.02	0.06	0.08	0.07	0.08	0.13
Net realized and unrealized gain (loss)	(0.01)	0.04	(0.00) [3]	0.08	0.20	(0.01)
Total income from operations	0.01	0.10	0.08	0.15	0.28	0.12

Less distributions from:
Net investment income	(0.02)	(0.06)	(0.08)	(0.07)	(0.10)	(0.13)
Total distributions	(0.02)	(0.06)	(0.08)	(0.07)	(0.10)	(0.13)

Net asset value, end of period	$5.19	$5.20	$5.16	$5.16	$5.08	$4.90
Total return[4]	0.25%	1.99%	1.53%	2.94%	5.81%	2.54%

Net assets, end of period (000s)	$1,630,626	$1,456,232	$1,055,424	$1,173,874	$785,921	$21,507

Ratios to average net assets:
Gross expenses	1.01%[5]	1.01%	1.02%	1.01%	0.99%	1.68%
Net expenses[6,7]	1.01 [5]	1.01	1.02	1.01	0.99	1.10 [8]
Net investment income	0.89 [5]	1.18	1.52	1.33	1.60	2.71

Portfolio turnover rate	10%	10%	21%	15%	12%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2013 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$5.20	$5.16	$5.16	$5.08	$4.91	$4.92

Income (loss) from operations:
Net investment income	0.04	0.09	0.10	0.09	0.11	0.16
Net realized and unrealized gain (loss)	(0.01)	0.04	(0.00) [3]	0.08	0.19	(0.01)
Total income from operations	0.03	0.13	0.10	0.17	0.30	0.15

Less distributions from:
Net investment income	(0.04)	(0.09)	(0.10)	(0.09)	(0.13)	(0.16)
Total distributions	(0.04)	(0.09)	(0.10)	(0.09)	(0.13)	(0.16)

Net asset value, end of period	$5.19	$5.20	$5.16	$5.16	$5.08	$4.91
Total return[4]	0.49%	2.50%	2.04%	3.47%	6.13%	3.06%

Net assets, end of period (000s)	$296,025	$241,180	$145,029	$137,323	$48,792	$4,456

Ratios to average net assets:
Gross expenses	0.53%[5]	0.51%	0.52%	0.51%	0.52%	0.78%
Net expenses[6,7]	0.53 [5]	0.51	0.52	0.51	0.52	0.60 [8]
Net investment income	1.37 [5]	1.68	2.02	1.84	2.14	3.18

Portfolio turnover rate	10%	10%	21%	15%	12%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2013 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

34	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	35

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$2,167,410,366	—	$2,167,410,366
Short-term investments†	—	344,985,000	—	344,985,000
Total investments	—	$2,512,395,366	—	$2,512,395,366

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

36	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, and Class I shares did not exceed 0.75%, 1.10% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	37

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. Class A and Class C shares acquired in an exchange from another Legg Mason Partners Fund subject to a contingent deferred sales charge (“CDSC”), remain subject to the original fund’s CDSC while held in the Fund. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2013, LMIS and its affiliates retained sales charges of $8,696 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2013, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$36,163	$204

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$517,907,181
Sales	190,192,222

At April 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,292,941
Gross unrealized depreciation	(1,350,233)
Net unrealized appreciation	$37,942,708

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended April 30, 2013, the Fund did not invest in any derivative instruments.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

38	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$405,784	$61,003
Class C	3,906,910	206,926
Class I	—	62,460
Total	$4,312,694	$330,389

6. Distributions to shareholders by class

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Net Investment Income:
Class A	$3,374,982	$7,053,073
Class C	6,968,633	14,659,250
Class I	1,846,825	3,272,673
Total	$12,190,440	$24,984,996

7. Shares of beneficial interest

At April 30, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Amount	Shares	Amount
Class A
Shares sold	44,022,592	$228,462,790	60,447,026	$314,028,121
Shares issued on reinvestment	594,859	3,086,403	1,228,563	6,380,832
Shares repurchased	(36,674,206)	(190,312,552)	(43,939,218)	(228,188,416)
Net increase	7,943,245	$41,236,641	17,736,371	$92,220,537

Class C
Shares sold	135,523,710	$703,404,305	181,799,034	$944,394,451
Shares issued on reinvestment	1,272,153	6,600,622	2,666,918	13,849,360
Shares repurchased	(102,489,299)	(531,863,021)	(108,745,031)	(564,821,159)
Net increase	34,306,564	$178,141,906	75,720,921	$393,422,652

Class I
Shares sold	31,802,707	$165,056,027	39,062,079	$202,917,053
Shares issued on reinvestment	291,959	1,514,822	507,825	2,637,904
Shares repurchased	(21,407,216)	(111,092,218)	(21,264,000)	(110,473,477)
Net increase	10,687,450	$55,478,631	18,305,904	$95,081,480

Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report	39

8. Capital loss carryforwards

As of October 31, 2012, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
No Expiration	$(330,269)	*
10/31/2014	(489,111)
10/31/2015	(943,924)
10/31/2016	(110,168)
10/31/2018	(3,990,875)
	$(5,864,347)

These amounts will be available to offset any future taxable capital gains.

*	Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Fund’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

40	Western Asset Short Duration Municipal Income Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

Western Asset Short Duration Municipal Income Fund	41

Board approval of management and

subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 5-6, 2012, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Short Duration Municipal Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

42	Western Asset Short Duration Municipal Income Fund

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

Western Asset Short Duration Municipal Income Fund	43

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as short municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2012 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail level-load funds (including the Fund) classified as short municipal debt funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2014.

44	Western Asset Short Duration Municipal Income Fund

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant during the past year. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that although the Fund’s Contractual Management Fee does not have breakpoints, the Contractual Management Fee was below the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at all asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

Short Duration Municipal Income Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller*

President

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington* Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue New York, NY 10154

*	Effective June 1, 2013, Dr. Harrington became Chair and Mr. Fuller became a Trustee, President and Chief Executive Officer.

Western Asset Short Duration Municipal Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration Municipal Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02771 6/13 SR13-1929

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller Chief Executive Officer
Legg Mason Partners Income Trust

Date: June 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Income Trust

Date: June 25, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Partners Income Trust

Date: June 25, 2013